SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 15, 2022	Dec. 31, 2022
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance		30,696,106
Number of Share Options, Forfeited or expired		(1,773,409)
Number of Share Options, Cancelled under Option Exchange Program	(26,076,978)	(26,076,978)
Number of Share Options, Ending Balance		2,845,719
Number of Shares Options, Expected to vest		2,845,719
Number of Shares Options, Exercisable		2,262,303
Weighted-Average Exercise Price, Beginning Balance		$ 6.07
Weighted-Average Exercise Price, Forfeited or expired		5.49
Weighted-Average Exercise Price, Cancelled under Option Exchange Program		6.13
Weighted-Average Exercise Price, Ending Balance		5.89
Weighted-Average Exercise Price, Expected to vest		5.89
Weighted-Average Exercise Price, Exercisable		$ 6.02
Weighted-Average Remaining Contractual Term, Outstanding		6 years 1 month 17 days
Weighted-Average Remaining Contractual Term, Expected to vest		6 years 1 month 17 days
Weighted-Average Remaining Contractual Term, Exercisable		5 years 8 months 19 days
Aggregate Intrinsic Value, Outstanding		$ 0
Aggregate Intrinsic Value, Fully vested and expected to vest		0
Aggregate Intrinsic Value, Exercisable		$ 0
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance		14,200,000
Number of Share Options, Ending Balance		14,200,000
Number of Shares Options, Expected to vest		14,200,000
Number of Shares Options, Exercisable		14,200,000
Weighted-Average Exercise Price, Beginning Balance		$ 2.43
Weighted-Average Exercise Price, Ending Balance		2.43
Weighted-Average Exercise Price, Expected to vest		2.43
Weighted-Average Exercise Price, Exercisable		$ 2.43
Weighted-Average Remaining Contractual Term, Outstanding		6 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Expected to vest		6 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Exercisable		6 years 8 months 8 days
Aggregate Intrinsic Value, Outstanding		$ 0
Aggregate Intrinsic Value, Fully vested and expected to vest		0
Aggregate Intrinsic Value, Exercisable		$ 0
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance		0
Number of Share Options, Granted		2,874,285
Number of Share Options, Granted under the Option Exchange Program		2,486,241
Number of Share Options, Ending Balance		5,360,526
Number of Shares Options, Expected to vest		5,360,526
Number of Shares Options, Exercisable		0
Weighted-Average Exercise Price, Beginning Balance		$ 0
Weighted-Average Exercise Price, Granted		2.47
Weighted-Average Exercise Price, Granted under the Option Exchange Program		2.47
Weighted-Average Exercise Price, Ending Balance		2.47
Weighted-Average Exercise Price, Expected to vest		2.47
Weighted-Average Exercise Price, Exercisable		$ 0
Weighted-Average Remaining Contractual Term, Outstanding		9 years 3 months 3 days
Weighted-Average Remaining Contractual Term, Expected to vest		9 years 3 months 3 days
Aggregate Intrinsic Value, Outstanding		$ 7,326
Aggregate Intrinsic Value, Fully vested and expected to vest		7,326
Aggregate Intrinsic Value, Exercisable		$ 0